Leases - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Total undiscounted cash flows	$ 76	$ 79
Less: short term leases	0	0
Less: discount	(5)	(11)
Operating lease liability	71	68
Current	67	51
Non-current	$ 4	$ 17